Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended		18 Months Ended
	Jul. 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2020	Dec. 31, 2017
Summary of Significant Accounting Policies
Cash and cash equivalents		$ 575.4				$ 270.0	$ 102.2
Restricted cash		0.3				0.3	0.2
Total cash, cash equivalents and restricted cash		575.7	$ 303.2			270.3	102.4		$ 16.9
Offering costs incurred						0.6	$ 0.2	$ 32.4
Offering costs, reduction to gross proceeds	$ 28.9	$ 28.9	$ 0.0	$ 0.6	$ 0.0
Offering costs, expensed						$ 3.5